Revenues from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue in fiscal 2020, 2021 and 2022.

	Millions of yen
	2020	2021	2022
Goods or services category
Sales of goods	¥287,558	¥321,883	¥340,697
Real estate sales	118,953	89,070	94,700
Asset management and servicing	181,851	173,191	244,887
Automobile related services	77,987	72,000	76,772
Facilities operation	69,297	23,811	32,163
Environment and energy services	141,532	137,011	156,327
Real estate management and brokerage	104,110	101,942	100,304
Real estate contract work	88,966	80,179	92,999
Other	104,059	88,468	107,249

Total revenues from contracts with customers	1,174,313	1,087,555	1,246,098
Other revenues*	8,210	3,247	5,904

Total sales of goods and real estate and services income	¥1,182,523	¥1,090,802	¥1,252,002

*	Other revenues are not in the scope of revenue from contracts with customers.

Summary of Costs of Goods and Real Estate Sold and Service Expense
The following table provides information about costs of goods sold and real estate sold and services expense in fiscal 2020, 2021 and 2022.

	Millions of yen
	2020	2021	2022
Goods or services category
Costs of goods sold	¥247,036	¥272,657	¥302,948
Costs of real estate sold	106,970	75,064	78,171
Asset management and servicing	37,808	42,145	56,810
Automobile related services	48,579	45,734	47,952
Facilities operation	66,163	41,461	46,515
Environment and energy services	110,899	105,246	122,426
Real estate management and brokerage	94,119	89,685	89,457
Real estate contract work	76,983	69,815	81,704
Other	49,363	45,147	50,246

Total expenses of costs of goods and real estate sold and services expenses	¥837,920	¥786,954	¥876,229

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2021 and 2022.

	Millions of yen
	March 31, 2021	March 31, 2022
Trade Notes, Accounts and Other Receivable	¥180,828	¥174,667
Contract assets (Included in Other Assets)	6,558	13,802
Contract liabilities (Included in Other Liabilities)	40,436	32,978